Note 11 - Lease Commitments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
Note
11
. Lease Commitments

Avalon leases golf carts, machinery and equipment,
furniture and fixtures, and copiers under operating leases. Under capital leases, Avalon leases a vehicle, equipment and land and land improvements. Future commitments under long-term, operating leases and capital leases at
December 31, 2017
are as follows (in thousands):

	Capital	Operating	Total
2018	$256	$524	$780
2019	260	515	775
2020	259	442	701
2021	215	339	554
2022	15	151	166
Thereafter	450	-	450
Total minimum lease payments	1,455	$1,971	$3,426
Less: amounts representing interest	386
Present value of minimum lease payments	1,069
Less: current portion of obligations under capital leases	212
Long-term portion of obligations under capital leases	$857

Rental expense included in the Consolidated Statements of Operations amounted t
o approximately
$0.5
million in
2017
and
$0.6
million in
2016.